Annual Fund Operating Expenses (Invesco Global Core Equity Fund, Institutional Class, Invesco Global Core Equity Fund)	12 Months Ended
May 02, 2011
Invesco Global Core Equity Fund | Institutional Class, Invesco Global Core Equity Fund
Annual Fund Operating Expenses
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.23%